Personnel expenses	12 Months Ended
Dec. 31, 2017
Personnel expenses
Personnel expenses

47.   Personnel expenses

a)Breakdown

The detail of Personnel expenses is as follows:

	Millions of euros
	2017	2016	2015
Wages and salaries	8,879	8,133	8,081
Social security costs	1,440	1,291	1,330
Additions to provisions for defined benefit pension plans (Note 25)	88	81	96
Contributions to defined contribution pension funds	271	266	279
Other personnel expenses	1,369	1,233	1,321
	12,047	11,004	11,107

b)Headcount

The average number of employees in the Group, by professional category, was as follows:

	Average number of employees (***)
	2017	2016	2015
The Bank:
Senior management (*)	64	76	93
Other line personnel	21,327	20,291	20,909
Clerical staff (**)	—	1,904	2,138
General Services Personnel (**)	—	13	22
	21,391	22,284	23,162
Rest of Spain	12,703	6,925	6,922
Santander UK plc	19,079	19,428	20,069
Banco Santander (Brasil) S.A.	46,210	48,052	47,720
Other companies	96,349	94,946	91,591
	195,732	191,635	189,464

(*)    Categories of deputy assistant executive vice president and above, including senior management.

(**)  During 2017, Clerical staff and General Services Personnel categories were erased considering all the staff in the aforementioned categories on the Other line personnel category.

(***) Excluding personnel assigned to discontinued operations.

The number of employees, at the end of 2017, 2016 and 2015, was 202,251, 188,492 and 193,863, respectively.

The functional breakdown (final employment), by gender, at December 31, 2017 is as follows:

	Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Continental Europe	978	290	6,557	2,908	27,009	33,287
United Kingdom	115	31	1,252	639	8,828	14,317
America	507	91	6,569	4,024	39,612	55,237
	1,600	412	14,378	7,571	75,449	102,841

The same information, expressed in percentage terms at December 31, 2017, is as follows:

	Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Continental Europe	77%	23%	69%	31%	45%	55%
United Kingdom	79%	21%	66%	34%	38%	62%
America	85%	15%	62%	38%	42%	58%
	80%	20%	66%	34%	42%	58%

The labor relations between employees and the various Group companies are governed by the related collective agreements or similar regulations.

The number of employees in the Group with disabilities, distributed by professional categories, at December 31, 2017, is as follows:

Average number of employees (**)
2017
Senior management (*)	4
Other management	65
Other staff	3,220
3,289

(*)    Categories of deputy assistant executive vice president and above, including senior management.

(**)  An employee with disabilities is considered to be a person who is recognized by the State or the Company in each jurisdiction where the Group operates and that entitles them to receive direct monetary assistance, or other types of aid such as, for example, reduction of their taxes. In the case of Spain, employees with disabilities have been considered to be those with a degree of disabilities greater than or equal to 33%. The amount does not include employees in the United States.

The number of Group employees with disabilities at 2016 and 2015, was 2,941 (not including the United States) and 3,677, respectively.

Likewise, the average number of employees of Banco Santander with disabilities, equal to or greater than 33%, during 2017 was 209 ( 216 employees during 2016). At the end of fiscal year 2017, there were 211 employees (213 employees at December 31, 2016).

c)Share-based payments

The main share-based payments granted by the Group in force at December 31, 2017, 2016 and 2015 are described below.

i.     Bank

The variable remuneration policy for the Bank’s executive directors and certain executive personnel of the Bank and of other Group companies includes Bank share-based payments, the implementation of which requires, in conformity with the law and the Bank’s Bylaws, specific resolutions to be adopted by the general meeting.

Were it necessary or advisable for legal, regulatory or other similar reasons, the delivery mechanisms described below may be adapted in specific cases without altering the maximum number of shares linked to the plan or the essential conditions to which the delivery thereof is subject. These adaptations may involve replacing the delivery of shares with the delivery of cash amounts of an equal value.

The plans that include share-based payments are as follows: (i) deferred conditional delivery share plan; (ii) deferred conditional variable remuneration plan, (iii) performance share plan and (iv) Deferred variable compensation plan linked to multiannual objectives. The characteristics of the plans are set forth below:

(i)    Deferred conditional delivery share plan

In 2013 the Bank’s Board of Directors, at the proposal of the appointments and remuneration committee, approved the fourth cycle of the deferred conditional delivery share plan to instrument payment of the share-based bonus of the Group executives or employees whose variable remuneration or annual bonus for 2013 exceeded, in general, €0.3 million (gross), with a view to deferring a portion of the aforementioned variable remuneration or bonus over a period of three years in which it will be paid in Santander shares. Since this cycle entailed the delivery of Bank shares, the shareholders at the Annual General Meetings of March 22, 2013 approved the application of the fourth cycle of the deferred conditional delivery share plan. This cycle is not applicable to the executive directors or other members of senior management or other executives who are beneficiaries of the deferred conditional variable remuneration plan described below.

The share-based bonus is being deferred over three years and will be paid, where appropriate, in three instalments starting after the first year (2015). The amount in shares is calculated based on the tranches of the following scale established by the Board of Directors on the basis of the gross variable cash-based remuneration or annual bonus for the year:

Benchmark bonus	Percentage
(thousands of euros)	(deferred)
300 or less	0%
300 to 600 (inclusive)	20%
More than 600	30%

The condition for accrual of the share-based deferred remuneration was, in addition to that of the beneficiary remaining in the Group’s employ, with the exceptions envisaged in the plan regulations, that none of the following circumstances should occur in the period prior to each of the deliveries: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group’s financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group’s economic capital or risk profile.

(ii)Deferred conditional variable remuneration plan

In 2014 and 2015 the Bank’s Board of Directors, at the proposal of the appointments and remuneration committee in 2014 and of the remuneration committee in 2015, approved the third, fourth and fifth cycles of the deferred conditional variable remuneration plan to instrument payment of the bonus for 2014 and 2015, respectively, of the executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration which puts them on the same remuneration level as senior executives and employees who assume risks (all of whom are referred to as the "Identified Staff", in accordance to Article 92(2) of Directive 2013/36/EU of the European Parliament and of the Council, of June 26, 2013, and the related implementing legislation in 2014; and in 2015, pursuant to Article 32.1 of Law 10/2014, of June 26 on the regulation, supervision and capital adequacy of credit institutions, and the related implementing legislation).

In 2016 and 2017, and taking into account regulatory developments and international practices in remuneration matters, the sixth and the seventh cycle of the variable remuneration plan for the group identified with the exception of executive directors and certain executives (including senior management) were approved. First line of responsibility of the Group, for which the first and second cycle of deferred and conditioned variable remuneration described in item (iv) below were approved. The recommendations issued in the Guidelines on sound remuneration policies under Articles 74 (3) and 75 (2) of Directive 2013/36 / EU and disclosures under Article 450 of Regulation (EU) No. 575/2013, Published by the European Banking Authority on December  21, 2015.

Since the aforementioned cycles entail the delivery of Bank shares, the shareholders at the Annual General Meetings of March 28, 2014, March 27, 2015, March 18, 2016 and April 7, 2017 approved, respectively, the application of the fourth, fifth, sixth and seventh cycles of the deferred conditional variable remuneration plan.

The purpose of these cycles is to defer a portion of the bonus of the beneficiaries thereof over a period of three years for the fourth sixth and seventh cycles, and over three or five years for the fifth cycle, for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below.

In the case of the sixth cycle, the bonus will be immediately paid in 60% (at the beginning of 2017) and deferred by 40% over a three year period. In the case of the other fifth and fourth cycles, will be paid according to the following payment percentages and periods of deferment:

	2017 (seventh cycle)
	Immediate
	payment	Deferred
	percentage	percentage	Deferral
	(*)	(*)	period
Executive directors and members of the Identified Staff with total variable remuneration (*) ≥ €2.7 million	40%	60%	5 years
Executive directors and members of the Identified Staff with total variable remuneration (**) ≥ €1.7 million (< €2.7 million)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

(*)     In certain countries the deferred percentage or the deferred period could be different to comply with local rules or the authority requirements.

(**)   Total variable remuneration in case of standard fulfilment (100% target).

	2015 (fifth cycle)
	Immediate
	payment	Deferred
	percentage	percentage	Deferral
	(*)	(*)	period
Executive directors and members of the Identified Staff with total variable remuneration ≥ €2.6 million	40%	60%	5 years
Division managers, country heads, other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration ≥ €1.7 million (< €2.6 million)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

(*)Generally applicable percentages. In some countries deferred percentages may be higher for certain categories of executives, thereby giving rise to lower immediate payment percentages.

	2014 (fourth cycle) (*)
	Immediate
	payment	Deferred
	percentage	percentage
	(**)	(**)
Executive directors and members of the Identified Staff with total variable remuneration ≥ €2.6 million	40%	60%
Division managers, country heads, other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration ≥ €1.8 million	50%	50%
(< €2.6 million)
Other beneficiaries	60%	40%

(*)     Deferral period for all the categories is 3 years.

(**)   Generally applicable percentages. In some countries deferred percentages may be higher for certain categories of executives, thereby giving rise to lower immediate payment percentages.

For the fourth sixth and seventh cycle, the payment of the deferred percentage of the bonus applicable in each case will be deferred over a period of three years and will be paid in three instalments, within 30 days following the anniversaries of the initial date (the date on which the immediate payment percentage is paid) in 2016, 2017 and 2018 for the fourth cycle, in 2018, 2019 and 2020 for the sixth cycle, and in 2018, 2019 and 2020 for the seventh cycle 50% being paid in cash and 50% in shares, provided that the conditions described below are met.

For the fifth cycle, the payment of the deferred percentage of the bonus applicable in each case based on the group to which the beneficiary belongs will be deferred over a period of three or five years and will be paid in three or five instalments, as appropriate, within 30 days following the anniversaries of the initial date in 2017, 2018 and 2019 and, where appropriate, in 2020 and 2021, provided that the conditions described below are met.

For the fourth, fifth and sixth cycle, the accrual of deferred compensation is conditioned, in addition to the requirement that the beneficiary remains in the Group’s employ, with the exceptions included in the plan regulations, the accrual of the deferred remuneration is conditional upon none of the following circumstances existing -in the opinion of the Board of Directors following a proposal of the remuneration committee-, during the period prior to each of the deliveries, pursuant to the provisions set forth in each case in the plan regulations: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group’s financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group’s economic capital or risk profile. In the case of the seventh cycle, the accrual of deferred compensation is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan's regulations, to no assumptions in which there is a poor performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel, and at least the following factors must be considered: (i) significant failures in risk management committed by the entity , or by a business unit or risk control unit; (ii) the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures; (iii) regulatory sanctions or judicial sentences for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity; and (iv) irregular behaviors, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of the persons or bodies that made those decisions.

On each delivery of fourth and fifth, the beneficiaries will be paid an amount in cash equal to the dividends paid on the deferred amount in shares and the interest on the amount accrued in cash. If the Santander Dividendo Elección scrip dividend scheme is applied, they will be paid the price offered by the Bank for the bonus share rights corresponding to those shares. In the case of the seventh cycle and, on the occasion of each payment of the deferred amount in cash, it will be possible to pay de Beneficiary the amount derived from the adjustment of the deferred amount with the inflation rate up to the date of payment of each corresponding cash amount.

The maximum number of shares to be delivered is calculated taking into account the amount resulting from applying the applicable taxes and the volume-weighted average share prices for the 15 trading sessions prior to the date on which the Board of Directors approves the bonus for the Bank’s executive directors for 2013, 2014 and 2015 for the third, fourth and fifth cycle, respectively. In the case of the sixth and seventh cycle, it is determined according to the same procedure in the fifteen sessions prior to the previous Friday (excluded) on the date on which the board decides the bonus for the Bank’s executive directors for 2016 and 2017, respectively.

(iii)Performance share plan

In 2014 and 2015 the Bank’s Board of Directors approved the first and second cycles, respectively, of the performance share plan by which to instrument a portion of the variable remuneration of the executive directors and other members of the Identified Staff, consisting of a long-term incentive (ILP) in shares based on the Bank’s performance over a multiannual period. In addition, the second cycle also applies to other Bank employees not included in the Identified Staff, in respect of whom it is deemed appropriate that the potential delivery of Bank shares be included in their remuneration package in order to better align the employee’s interests with those of the Bank.

Since the aforementioned plans entail the delivery of Bank shares, the Annual General Meetings of March 28, 2014 and March 27, 2015 approved the application of the first and second cycles of the plan, respectively.

The maximum amounts of the plan and, consequently, the maximum number of shares to which a beneficiary may be entitled under this plan was set at 15% and 20% of the beneficiaries’ benchmark bonus for 2014 and 2015, respectively.

The Board of Directors, following a proposal of the remuneration committee, set the amount of the ILP for each beneficiary for 2014 and 2015.

For the second cycle, based on the maximum benchmark value (20%), at the proposal of the remuneration committee, the Board of Directors will set the maximum number of shares, the value in euros of which is called the "Agreed-upon Amount of the ILP", taking into account (i) the Group’s earnings per share (EPS) and (ii) the Group’s return on tangible equity (RoTE) for 2015 with respect to those budgeted for the year.

Both items had the same weighting when setting the ILP and each of them were measured based on the following scales of target compliance:

-	Scale applicable to EPS of Santander Group in 2016 with respect to the budgeted EPS for the year:

EPS in 2015	2015 EPS
(% of budgeted 2015 EPS)	coefficient
≥ 90%	1
> 75% but < 90%	0.75 – 1 (*)
≤ 75%	0

(*)Straight-line increase of the 2015 EPS coefficient based on the specific percentage that the 2015 EPS represents of the budgeted EPS within this line of the scale.

-	Scale applicable to Santander Group’s 2015 RoTE with respect to the RoTE budgeted for the year:

RoTE in 2015	2015 RoTE
(% of budgeted 2016 RoTE)	coefficient
≥ 90%	1
> 75% but < 90%	0.75 – 1 (*)
≤ 75%	0

(*)Straight-line increase of the 2016 RoTE coefficient based on the specific percentage that the 2016 RoTE represents of the budgeted RoTE within this line of the scale.

Based on the Group’s performance at the end of 2015, the coefficient to be applied was 91.50%.

For the first cycle, the following percentages were applied to 15% of the benchmark bonus in accordance with the relative performance of the Bank’s Total Shareholder Return (TSR) in 2014 compared to a benchmark group:

Santander’s	Percentage of
place in the	maximum shares
TSR ranking	to be delivered
1st to 8th	100%
9th to 12th	50%
13th and below	0%

Since the Bank’s TSR was in fourth place, the applicable percentage was 100%.

Also, for the second cycle, the agreed-upon amount of the ILP for each beneficiary will be deferred over a period of three years and will be paid, where appropriate, at the beginning of 2019 (foreseeably, in the first quarter) based on compliance with the multiannual targets and other plan terms and conditions. Thus, prior to the payment date, the Board of Directors, following a proposal of the remuneration committee, will calculate the amount, where appropriate, to be received by each beneficiary based on the agreed-upon amount of the ILP. The multiannual targets, the related metrics and scales of compliance are as follows:

•	Relative performance of the Group’s EPS growth for 2015-2017 with respect to a benchmark group of 17 credit institutions

Position of Santander’s
EPS growth
2015 - 2017	EPS coefficient
1st to 5th	1
6th	0.875
7th	0.75
8th	0.625
9th	0.50
10th and below	0

•	Santander Group’s 2017 RoTE:

RoTE in 2017	RoTE
(%)	coefficient
≥ 12%	1
> 11% but < 12%	0.75 – 1(*)
≤ 11%	0

(*)Straight-line increase of the RoTE coefficient based on the specific percentage, within this line of the scale, of Santander Group’s RoTE in 2017.

•	Employee satisfaction, measured by the inclusion or exclusion of the related Group company in 2017 among the “Top 3” best banks to work for.
o	Scale of compliance at country level:

Position among the
best banks to work	Employee
for in 2017	coefficient
1st to 3rd	1
4th or below	0

o	Scale of compliance at Santander Group level:

No. of main
markets in which
Santander is
ranked in the top
three of the best
banks to work for	Employee
in 2017	coefficient
6 or more	1
5 or less	0

-	Customer satisfaction, measured by the inclusion or exclusion of the related Group company in 2017 among the top three best banks in the customer satisfaction index.
o	Scale of compliance at country level:

Position among the
best banks as per
the customer
satisfaction index	Customer
in 2017	coefficient
1st to 3rd	1
4th or below	0

o	Scale of compliance at Santander Group level:

No. of main
markets in which
Santander is
ranked in the top
three of the best
banks in the
customer
satisfaction index	Customer
in 2017	coefficient
10	1
Between 6 and 9	0.2 - 0.8 (*)
5 or less	0

(*)Straight-line increase of customer coefficient, whereby, within this line of the scale, the coefficient is increased by 0.2 for each additional main market in which the customer satisfaction index ranks it in the top three.

-	Customer loyalty, taking into account that the targets at Santander Group level are 17 million individual customers and 1.1 million SME and business customers at December 31, 2017.
o	Scales of compliance at country level:

		SME and business
Individual customers (% of the		customers (% of the
budget for the	Individual	budget for the	Business
related market)	coefficient	related market)	coefficient
≥ 100%	1	≥ 100%	1
> 90% but < 100%	0.5 - 1 (*)	> 90% but < 100%	0.5 - 1 (*)
≤ 90%	0	≤ 90%	0

(*)Straight-line increase of the individual coefficient and business coefficient based on the specific percentage, within these lines of each scale, that the number of customers of each type represents of the budgeted number at December 31, 2017.

o	Scales of compliance at Santander Group level:

		SME and
Individual		business
customers	Individual	customers	Business
(millions)	coefficient	(millions)	coefficient
≥ 17	1	≥ 1.1	1
> 15 but < 17	0.5 - 1 (*)	> 1 but < 1.1	0.5 - 1 (*)
≤ 15	0	≤ 1	0

(*)Straight-line increase of the individual coefficient and business coefficient based on the number of customers of each type at December 31, 2017.

Based on the foregoing metrics and compliance scales and the data relating to the end of 2017, the amount accrued of the ILP for each beneficiary (the "Accrued Amount of the ILP") will be calculated by weighting the above coefficients by 0.25, 0.25, 0.2, 0.15, 0.075 and 0.075, respectively.

For the first cycle, the agreed-upon amount of the ILP for each beneficiary will be deferred over a period of three years and will be paid, where appropriate, in thirds in June 2016, 2017 and 2018 based on compliance with the multiannual TSR targets. Thus, for each payment date, the Board of Directors, following a proposal of the remuneration committee, will calculate the amount, where appropriate, to be received by each beneficiary applying to the third of the agreed-upon amount of the ILP for that year the percentage resulting from the following table:

Santander’s	Percentage of
place in the TSR	maximum shares
ranking	to be delivered
1st to 4th	100.0%
5th	87.5%
6th	75.0%
7th	62.5%
8th	50.0%
9th and below	0%

For the accrual for 2016, the benchmark TSR will be that accumulated between January 1, 2014 and December 31, 2015, for the accrual for 2017, the benchmark TSR will be that accumulated between January 1, 2014 and December 31, 2016 and for the accrual for 2018, the benchmark TSR will be that accumulated between January 1, 2014 and December 31, 2017. In 2016, a position in the RTA ranking has not been reached that determines the accrual of the first and second third, so it has been extinguished.

In addition to the requirement that the beneficiary remains in the Group’s employ, with the exceptions included in the plan regulations, the delivery of shares to be paid on the ILP payment date based on compliance with the related multiannual target is conditional upon none of the following circumstances existing -in the opinion of the Board of Directors following a proposal of the remuneration committee-, during the period prior to each of the deliveries as a result of the actions taken in 2014 and 2015, respectively: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group’s financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group’s economic capital or risk profile.

(iv)Deferred variable compensation plan linked to multiannual objectives

In 2016 and 2017, the Board of Directors of the Bank, at the proposal of the remuneration committee, approved the first and second cycle of the deferred variable remuneration plan linked to multi-year objectives that implements the variable remuneration corresponding to 2016 and 2017 for executive directors and certain executives (Including top management) of the Group’s first lines of responsibility (formerly Promontorio and Faro, before, Top Network managers). The cycles plan was approved by the general meeting on March 18, 2016 and April 7, 2017 with the aim of simplifying the remuneration structure, improving the ex ante risk adjustment and increasing the impact of the long-term objectives on the Group’s first guidelines. The plan also takes into account the recommendations issued in the Guidelines on sound remuneration policies under Articles 74 (3) and 75 (2) of Directive 2013/36 / EU and disclosures under Article 450 of Regulation (EU) No. 575/2013, Published by the European Banking Authority on December 21, 2015.

This plan includes the bonus (deferred and conditioned variable compensation plan mentioned in item (ii) above and the ILP of item (iii) above and is intended to defer a portion of the variable remuneration over a period of three or five Years to be paid in cash and in shares, linking part of this amount to the Bank’s performance over a multi-year period and paying the other part of the variable remuneration in cash and in stock at the beginning. Detailed below.

The variable remuneration of the beneficiaries will be paid according to the following percentages, depending on when the payment occurs and the group to which the beneficiary belongs:

	2016 and 2017 (first and second cycle)
	Immediate
	payment	Deferred	Deferral
	percentage	percentage	period
	(*)	(*)	(*)
Executive directors and members of the Identified Staff with total variable remuneration ≥ €2.7 million (**) (***)	40%	60%	5 years
Division managers, country heads of countries that represent at least 1% of the Group’s economic capital, other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration ≥ €1.7 million (<€ 2.7 million) (**) (***)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

(*)     In some countries the percentage and the period of deferral may be higher to comply with local regulations or with the requirements of the competent authority in each case.

(**)   Variable reference remuneration for the standard compliance (100% of the objectives).

(***) In the first cycle (2016), the quantitative amount that determines by itself being in one category or another refers to the total variable remuneration effectively approved at year end and do not refers to target or reference remuneration.

Each beneficiary receives, in 2017 and 2018 (first and second cycle, respectively), according to the group to which it belongs, the percentage of immediate payment that corresponds, by half in cash and in shares. The payment of the percentage of deferral of the variable remuneration that corresponds in each case according to the group to which the beneficiary belongs will be deferred for a period of three or five years and will be paid by thirds or fifths, as the case may be, within thirty Days following the anniversaries of the initial date in the years 2018, 2019 and 2020 and, if applicable, 2021 and 2022 for the first cycle and in the years 2019, 2020 and 2021, and, if applicable 2022 and 2023, for the second cycle, provided that the conditions set out below are met.

In 2016, the accrual of the deferred compensation is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan’s regulations, in the opinion of the board, at the proposal of the remuneration committee, none of The following circumstances during the period prior to each of the deliveries in the terms set forth in each case in the plan’s regulations: (i) poor performance of the Group; (Ii) breach by the beneficiary of the internal regulations, including in particular that relating to risks; (Iii) material restatement of the Group’s financial statements, except when appropriate under a change in accounting regulations; Or (iv) significant changes in the Group’s economic capital or risk profile.

In 2017, the accrual of deferred remuneration is conditioned, in addition to the beneficiary permanence in the Group, with the exceptions contained in the plan's regulations, to the non-occurrence of instances of poor financial performance from the entity as a whole or of a specific division or area thereof or of the exposures generated by the personnel, at least the following factors must be considered: (i) significant failures in risk management committed by the entity, or by a business unit or risk control unit; (ii) the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures; (iii) regulatory sanctions or court rulings for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity; and (iv) irregular behaviors, whether individual or collective, considering in particular negative effects derived from the marketing of inappropriate products and responsibilities of persons or bodies that made those decisions.

In addition, the accrual of the deferral corresponding to the third annuity of deferral for the Group that differs in three years and the third, fourth and fifth for which it differs in five years, is conditional on the fulfillment of certain objectives related to the period 2016-2018 and The metrics and compliance scales associated with these multi-year objectives:

For 2016 (first cycle, period 2016-2018), the metrics and the method for determining the deferred amount subject to long term objectives are as follows:

(A)Compliance with Banco Santander’s consolidated earnings per share growth target ("EPS") in 2018 vs. 2015 as shown in the following table:

BPA growth in 2018
(% Over 2015)	BPA coefficient
≥ 25%	1
≥ 0% but < 25%	0 – 1	(*)
< 0%	0

(*)Increased linear coefficient BPA depending on the specific growth rate of BPA 2018 compared to the 2015 in this line of the scale.

(B)Relative behavior of the total shareholder return ("RTA") of the Bank in the period 2016-2018 in relation to the weighted RTAs of a reference group of 35 credit institutions, with the corresponding RTA Coefficient being assigned according to the position of the RTA Of the Bank within the Reference Group.

Position of the Santander RTA	RTA coefficient
Exceeding the 66th percentile	1
Between the 33rd and 66th percentiles	0 – 1	(*)
Lower than percentile 33	0

(*)Proportional increase of the RTA coefficient in function of the number of positions that ascends in the ranking within this line of the scale.

The Reference Group consists of the following entities: BBVA, CaixaBank, Bankia, Popular, Sabadell, BCP, BPI, HSBC, RBS, Barclays, Lloyds, BNP Paribas, Crédit Agricole, Deutsche Bank, Société Générale, Nordea, Intesa San Paolo , Unicredit, Itaú, Bradesco, Banco do Brasil, Banorte, Banco de Chile, M & T Bank Corp., Keycorp, Fifth Third Bancorp, BB & T Corp., Citizens, Crédit Acceptance Corp., Ally Financial Inc., PKO, PEKAO, Millenium, ING Poland and mBank.

(C)Compliance with the fully loaded common equity tier 1 ("CET1") target for the year 2018, with this objective being that at December 31, 2018 the consolidated CET1 ratio of Grupo Santander Fully loaded is greater than 11%. If this objective is met, a coefficient ("Coefficient CET1") of 1 will be assigned to this metric and, if it is not met, the Coefficient CET 1 will be 0. For verification of compliance with this objective, Increases in CET1 derived from capital increases (except those that implement the Santander Dividendo Elección program) will not be taken into account. In addition, CET1 as of 31 December, 2018 may be adjusted to eliminate the effects of the regulatory changes that may occur with respect to its calculation up to that date.

(D)  Compliance with Santander Santander’s underlying return on risk-weighted assets for 2018 compared to 2015. The corresponding coefficient (the "RoRWA Coefficient"), Will be obtained from the following table:

BPA growth in 2018
(% Over 2015)	RoRWA coefficient
≥ 20%	1
≥ 10% but < 20%	0.5 – 1	(*)
< 10%	0

(*)Increased linear coefficient RORWA depending on the specific growth rate of RORWA 2018 compared to the 2015 RORWA within this scale line.

In order to determine the annual amount of the Deferred Objective Part that, if applicable, corresponds to each beneficiary in the years 2020 and, if applicable, 2021 and 2022 (each of these payments, a "Final Annuity"), and without prejudice to any adjustments that may result from the malus clauses, the following formula shall apply:

Final Annuity = Imp. x (0.25 x A + 0.25 x B + 0.25 x C + 0.25 x D)

where:

-	"Imp." Corresponds to a fifth or a third, depending on the profile of the beneficiary, the Deferred Amount of Incentive A.
-	"A" is the BPA Coefficient that is in accordance with the scale of section (a) above in relation to the growth of BPA in 2018 compared to 2015.
-	"B" is the RTA Coefficient that is in accordance with the scale of section (b) above depending on the performance of the Bank’s RTA in the period 2016-2018 with respect to the Reference Group.
-	"C" is the CET 1 Coefficient resulting from the fulfillment of the CET1 target described in section (c) above.
-	"D" is the RoRWA Coefficient that conforms to the scale of section (d) above depending on the growth level of RoRWA 2018 compared to 2015.

(e)Compliance with the consolidated earnings per share growth ("EPS") of Santander Bank in 2019 in comparison with 2016. The coefficient corresponding to this objective (EPS coefficient) will be obtained in accordance with the following table:

EPS growth in 2019
(% over 2016)	EPS coefficient
≥ 25%	1
≥ 0% but < 25%	0 – 1	(*)
< 0%	0

(*)     Lineal increase of the EPS Coefficient according to the specific EPS growth in 2019 with respect to 2016 within this scale line.

(f)Relative behavior of the total shareholder return ("TSR") [4] of the Bank in the period 2017-2019 in relation with the TSR of a reference group comprised by 17 credit entities (the Reference Group), assigning a TSR Coefficient that corresponds depending on the TSR position of the Bank within the Reference Group.

Santander’s TSR positon	TSR Coefficient
Greater than percentile 66	1
Percentiles between 33 and 66	0 – 1	(*)
Smaller than percentile 33	0

(*)   Proportional increase of the TSR Coefficient in accordance with the number of positions moved forward in the ranking within this scale line.

The Reference Group is comprised by the following entities: Itaú, JP Morgan, Bank of America, HSBC, BNP Paribas, Standard Chartered, Citi, Société Générale, ING, Barclays, Wells Fargo, BBVA, Lloyds, UBS, Intesa San Paolo, Deutsche Bank and Unicredit.

(g)Compliance with the level 1 ordinary capital ratio target (common equity tier 1 or "CET1") fully loaded set for year 2019. The coefficient related to this target (CET1 Coefficient) will be obtained from the following table:

CET1 en 2019	CET1 Coefficient
≥ 11.30%	1
≥ 11% but < 11.30%	0.5 – 1	(*)
< 11%	0

For the verification of compliance with this target, it will not be taken into account the possible increases of CET1 derived from increases of capital 2 [5] (except from those implemented by the Santander Dividendo Elección program). Furthermore, CET1 coefficient as of December 31, 2019 shall be adjusted in order to eliminate impact that a regulatory change may have with respect its calculation as of yet.

[4] For these purposes, TSR means the difference (expressed as a percentage relation) between the final value of an investment in ordinary shares of Banco Santander and the initial value of that same investment, taking into account for the calculation of said final value that the dividends will be considered and also other similar concepts (such as the Santander Dividendo Elección program) received by the shareholder from said investment during the corresponding period of time as if they had been invested in more shares of the same type on the first date on which the dividend or similar concept is owed to the shareholders at the weighted average price of said date. To calculate the TSR, we will take into account the weighted average per daily volume of the weighted average prices corresponding to the fifteen trading sessions prior to January 1, 2017 (excluded) (to calculate the initial value) and the fifteen trading sessions prior to January 1, 2020 (excluded) (to calculate the final value).

[5] The neutral effect of the Capital Increase destined to finance the acquisition of Banco Popular Español, S.A. announced in June 2017 and carried out in July 2017 will be taken into account.

In order to determine the annual deferred amount subject to the targets that, where appropriate, corresponds to each executive director for years 2021, 2022 and 2023 (each of these payments, a "final annuity"), notwithstanding the adjustments that may result from malus clauses, the next formula will apply:

Final Annuity = Amount. x (1/3 x A + 1/3 x B + 1/3 x C)

Where:

-	"Amount" is the incentive amount equivalent to an annuity (this term is defined in section 4 below).
-	"A" is the EPS Coefficient resulting from the scale in section (a) above according to the EPS growth in 2019 with respect to 2016.
-	"B" represents the TSR Coefficient that results from the scale in section (b) above in accordance with the Bank's TSR behavior in the period 2017-2019 in comparison with the Reference Group.
-	"C" represents the Coefficient CET 1 that results from the compliance with the CET1 target for 2019 described in section (c) above.

In addition, the amounts paid under this plan are subject to recovery or clawback clauses in the event of the circumstances providing in the current legislation. The application of clawback will be supplemented by that of malus, so that it will take place when it is considered insufficient to collect the effects that the event must have on the assigned variable remuneration. The application of clawback will be decided by the Board of Directors on the proposal of the remuneration committee and cannot be proposed, in the case of the first cycle (2016), once the last payment in cash or shares corresponding to the plan is made in 2022, or in the case, in 2020. In the second cycle, the application of clawback cannot be proposed once the term has expired for the withholding of the last payment in shares that corresponds to the plan, in 2024 or, as the case may be, in 2022.

The maximum number of shares to be delivered is calculated by taking into account the weighted average daily volume of weighted average prices for the fifteen trading sessions prior to the previous Friday (excluding) on the date on which the board decides the bonus for the Executive directors of the Bank.

ii. Santander UK plc

The long-term incentive plans on shares of the Bank granted by management of Santander UK plc to its employees are as follows:

		Exercise					Date of	Date of
	Number of	price in					commencement	expiry of
	shares (in	pounds	Year	Employee	Number of		of exercise	exercise
	thousands)	sterling (*)	granted	group	persons		period	period
Plans outstanding at 01/01/15	19,122
Options granted (Sharesave)	14,074	3.13	2015	Employees	7,759	(**)	01/11/15	01/11/18
							01/11/15	01/11/20
Options exercised	(1,839)	3.75
Options cancelled (net) or not exercised	(6,595)	4.50
Plans outstanding at 31/12/15	24,762
Options granted (Sharesave)	17,296	4.91	2016	Employees	7,024		01/11/16	01/11/19
							01/11/16	01/11/21
Options exercised	(338)	3.67
Options cancelled (net) or not exercised	(12,804)	3.51
Plans outstanding at 31/12/16	28,916
Options granted (Sharesave)	3,916	4.02	2017	Employees	4,260		01/11/17	01/11/20
							01/11/17	01/11/22

Options exercised	(1,918)	3.77
Options cancelled (net) or not exercised	(3,713)	3.40
Plans outstanding at 31/12/17	27,201

(*)     At  December 31, 2017, 2016, 2015 and 2014, the euro/pound sterling exchange rate was €1.16798 GBP 1; €1.36249/GBP 1 and €1.28386/GBP 1, respectively.

(**)   Number of accounts/contracts. A single employee may have more than one account/contract.

In 2008 the Group launched a voluntary savings scheme for Santander UK employees (Sharesave Scheme) whereby employees who join the scheme between GBP 5 and GBP 500 in 2015, 2016 and 2017 deducted from their net monthly pay over a period of three or five years. When this period has ended, the employees may use the amount saved to exercise options on shares of the Bank at an exercise price calculated by reducing by up to 20% the average purchase and sale prices of the Bank shares in the three trading sessions prior to the approval of the scheme by the UK tax authorities (HMRC). This approval must be received within 21 to 41 days following the publication of the Group’s results for the first half of the year. This scheme was approved by the Board of Directors, at the proposal of the appointments and remuneration committee, and, since it involved the delivery of Bank shares, its application was authorized by the Annual General Meeting held on June 21, 2008. Also, the scheme was authorized by the UK tax authorities (HMRC) and commenced in September 2008. In subsequent years, at the Annual General Meetings held on June 19, 2009, June 11, 2010, June 17, 2011, March 28, 2012, March 22, 2013, March 28, 2014, March 27, 2015 and April 7, 2017, respectively, the shareholders approved the application of schemes previously approved by the board and with similar features to the scheme approved in 2008.

iii. Fair value

The fair value of the performance share plans was calculated as follows:

a)    Deferred variable compensation plan linked to multi-year objectives 2016 and 2017:

The Group calculates at the grant date the fair value of the plan based on the valuation report of an independent expert. Depending on the design of the plan for 2016 and the levels of achievement of similar plans in comparable entities, the expert concludes that the reasonable range for estimating the initial achievement ratio is around 60% - 80%. Has considered that the fair value is 70% of the maximum.

b)    2015 Performance share plan:

The Group calculates at the grant date the fair value of this plan relying in part upon the report of an independent expert. On the basis of the design of the plan for 2015 and the levels of achievement of similar plans at comparable entities, the expert concluded that the reasonable range for estimating the initial achievement coefficient was approximately 60% to 80% and, accordingly, the fair value was considered to be 70% of the maximum. Therefore, as the maximum level was determined as being 91.50%, the fair value is 64.05% of the maximum amount.

c)    Performance share plans 2014:

-	It was assumed that the beneficiaries will not leave the Group’s employ during the term of each plan.
-

The Group calculates at the grant date the fair value of the Bank’s relative TSR position relying in part upon the report of an independent expert whose assessment was carried out using a Monte Carlo valuation model to perform 10,000 simulations to determine the TSR of each of the companies in the benchmark group, taking into account the variables set forth below. The results (each of which represents the delivery of a number of shares) are classified in decreasing order by calculating the weighted average and discounting the amount at the risk-free interest rate.

PI14
Expected volatility (*)	51.35%
Annual dividend yield based on last few years	6.06%
Risk-free interest rate (Treasury Bond yield (zero coupon) over the period of the plan)	4.073%

(*)Calculated on the basis of historical volatility over the corresponding period (three years).

The application of the simulation model resulted in a percentage value of 55.39% for Plan l-14. Since this valuation refers to a market condition, it cannot be adjusted after the grant date.

d)    Santander UK Sharesave plans:

The fair value of each option granted by Santander UK was estimated at the grant date using a European/American Partial Differential Equation model with the following assumptions:

	2017	2016	2015
Risk-free interest rate	0.89%‑1.08%	0.31%‑0.41%	1.06%‑1.37%
Dividend increase	5.48%‑5.51%	5.92%‑6.21%	6.91%‑7.36%
Volatility of underlying shares based on historical volatility over five years	26.16%‑26.31%	31.39%‑32.00%	28.54%‑29.11%
Expected life of options granted	3 and 5 years	3 and 5 years	3 and 5 years